Note 8 - Property and Equipment and Leases - Schedule of Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Balance, Property and equipment and leases	$ 1,448	$ 1,374
Additions		74
Additions and remeasurements	0
Balance, Property and equipment and leases	1,448	1,448
Balance, Accumulated depreciation	773	593
Amortization, Property and equipment and leases	191	180
Balance, Accumulated depreciation	964	773
Balance, Carrying amounts	484	675
Office and computer equipment [member]
Statement Line Items [Line Items]
Balance, Property and equipment and leases	487	483
Additions		4
Additions and remeasurements	2
Balance, Property and equipment and leases	489	487
Balance, Accumulated depreciation	460	449
Amortization, Property and equipment and leases	8	11
Balance, Accumulated depreciation	468	460
Balance, Carrying amounts	21	27
Mining assets [member]
Statement Line Items [Line Items]
Balance, Property and equipment and leases	411	341
Additions		70
Additions and remeasurements	3
Balance, Property and equipment and leases	414	411
Balance, Accumulated depreciation	111	52
Amortization, Property and equipment and leases	45	59
Balance, Accumulated depreciation	156	111
Balance, Carrying amounts	258	300
Right-of-use assets [member]
Statement Line Items [Line Items]
Balance, Property and equipment and leases	550	550
Additions		0
Additions and remeasurements	(5)
Balance, Property and equipment and leases	545	550
Balance, Accumulated depreciation	202	92
Amortization, Property and equipment and leases	138	110
Balance, Accumulated depreciation	340	202
Balance, Carrying amounts	$ 205	$ 348